REVENUE RECOGNITION REVENUE RECOGNITION (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
Interchange income	$ 31.3
Credit card expense	$ 11.0